Equity - Schedule of Other Reserves (Details) (6-K) - AUD ($)	6 Months Ended			12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Balance at the beginning	$ 6,009,932		$ 5,651,162	$ 5,651,162
Currency translation differences	(381,163)		(54,789)	23,668	$ (522,966)	$ (130,655)
Other comprehensive income for the period	(381,163)			23,668	(522,966)	(130,655)
Share-based payment expenses	33,771	$ 33,771	138,381	341,201	129,635	$ 120,287
Reversal of forfeited performance rights	(81,982)
Issue of options to underwriters	1,873,720	1,873,720
Reversal of forfeited options		(81,982)		(6,099)
Balance at the end	$ 7,454,278	$ 7,454,278		$ 6,009,932	5,651,162
Balance at the beginning, performance rights	76,250,000
Reversal of forfeited performance rights	(61,250,000)
Balance at the end, performance rights	15,000,000	15,000,000		76,250,000
Balance at the beginning, options	38,000,000
Issue of Options to underwriters	500,000,000
Balance at the end, options	538,000,000	538,000,000		38,000,000
Share-based Payment Arrangements [Member]
Statement Line Items [Line Items]
Balance at the beginning	$ 5,220,334		4,885,232	$ 4,885,232
Currency translation differences
Other comprehensive income for the period
Share-based payment expenses	33,771			341,201
Reversal of forfeited performance rights	(81,982)
Issue of options to underwriters	1,873,720
Reversal of forfeited options				(6,099)
Balance at the end	7,045,843	$ 7,045,843		5,220,334	4,885,232
Foreign Currency Translation [Member]
Statement Line Items [Line Items]
Balance at the beginning	789,598		$ 765,930	765,930
Currency translation differences	(381,163)			23,668
Other comprehensive income for the period	(381,163)			23,668
Share-based payment expenses
Reversal of forfeited performance rights
Issue of options to underwriters
Reversal of forfeited options
Balance at the end	$ 470,648	$ 470,648		$ 789,598	$ 765,930